SHARE CAPITAL AND OTHER RESERVES	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL AND OTHER RESERVES
SHARE CAPITAL AND OTHER RESERVES

8. SHARE CAPITAL AND OTHER RESERVES

(a) Share capital

At June 30, 2026, the authorized share capital of the Company consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

On February 10, 2026, the Company entered into an ATM Agreement. Under the terms of the ATM Agreement, the Company may, from time to time and at its sole discretion, offer and sell common shares of the Company through the Lead Manager in accordance with the applicable securities laws and any effective registration statement and prospectus then in effect.

As at June 30, 2026, the Company has not issued any common shares under the ATM Agreement.

(b) Other reserves

The Company’s other reserves consisted of the following:

	June 30,	December 31,
	2026	2025
Other reserve - Share options	$3,306,861	$3,288,098
Other reserve - Warrants	63,228	63,228
	$3,370,089	$3,351,326

8. SHARE CAPITAL AND OTHER RESERVES (Continued)

(c) Share options

The following table summarizes the changes in share options for the six months ended June 30:

	2026		2025
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	2,946,666	$1.00	3,621,666	$1.01
Forfeited	—	—	(62,500)	0.77
Outstanding, June 30,	2,946,666	$0.99	3,559,166	$1.03

The following table summarizes information about share options outstanding and exercisable at June 30, 2026:

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	2,530,002	2.26	2,473,752	$0.80
$2.01 - $2.50	416,664	4.43	416,664	2.11
	2,946,666	2.57	2,890,416	$0.99

The total share-based compensation expense for the six months ended June 30, 2026 was $18,763 (2025 - $200,815) of which $18,763 (2025 - $180,368) has been expensed in the unaudited condensed interim consolidated statement of loss and comprehensive loss and $nil (2025 - $20,447) has been capitalized to E&E assets.